Reconciliation of Financial Statements to Form 5500 (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 8,963,481,280	$ 7,755,448,034
Adjustment to fair value for fully benefit-responsive investment contracts	(14,721,978)	(37,044,409)
Amounts allocated to withdrawing participants	(1,342,012)	(2,576,951)
Deemed loans	(458,166)	(405,772)
Net assets per the Form 5500	$ 8,946,959,124	$ 7,715,420,902